Financial Instruments and Risk Management (Currency Contracts) (Details) $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 $ / $	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 $ / $
Collars and Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Financial liabilities, at fair value | $		$ 4.3
Gains (losses) on change in fair value of derivatives | $	$ 3.8	$ (1.4)
2019 [member] | Collars [Member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Notional amount			$ 507.0		$ 1,965.0
2019 [member] | Forwards | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Notional amount | $			4.0
2019 [member] | Bought Puts | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Notional amount | $			$ 14.0
Bottom of range [member] | 2019 [member] | Collars [Member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument				125.00%		2094.00%
Bottom of range [member] | 2019 [member] | Forwards | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument | $ / $				0.00%
Bottom of range [member] | 2019 [member] | Bought Puts | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument | $ / $				129.00%
Top of range [member] | 2019 [member] | Collars [Member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument				129.00%		2365.00%
Top of range [member] | 2019 [member] | Forwards | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument | $ / $				129.00%
Top of range [member] | 2019 [member] | Bought Puts | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument | $ / $				0.00%